Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Central Index Key	dei_EntityCentralIndexKey	0001317146
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A